Schedule of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.04%<<
Fixed Income Funds — 33.79%
Macquarie VIP Corporate Bond Series Service Class	20,213,684	$ 96,823,545
Macquarie VIP High Income Series Standard Class	1,014,087	3,001,698
Macquarie VIP Limited-Term Bond Series Service Class	8,085,138	38,000,146
		137,825,389
Global / International Equity Fund — 19.67%
Macquarie VIP International Core Equity Series Service Class	4,567,695	80,254,398
		80,254,398
US Equity Funds — 44.58%
Macquarie VIP Core Equity Series Service Class	4,457,304	63,338,297
Macquarie VIP Growth and Income Series Standard Class	435,013	15,029,697
Macquarie VIP Growth Series Service Class	4,481,493	46,517,895
Macquarie VIP Mid Cap Growth Series Standard Class	389,899	4,113,431
Macquarie VIP Small Cap Growth Series Standard Class	590,536	3,927,064
Macquarie VIP Smid Cap Core Series Service Class	1,373,664	17,830,159
Macquarie VIP Value Series Service Class	6,319,578	31,092,325
		181,848,868
Total Affiliated Mutual Funds (cost $441,431,971)		399,928,655

Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,776,609	1,776,609
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,776,609	1,776,609
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,776,608	1,776,608
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,776,608	$ 1,776,608
Total Short-Term Investments (cost $7,106,434)		7,106,434

Total Value of Securities—99.78% (cost $448,538,405)		407,035,089
Receivables and Other Assets Net of Liabilities—0.22%★		905,622
Net Assets Applicable to 93,487,349 Shares Outstanding—100.00%		$407,940,711
<<	Affiliated company.
★	Includes $1,063,000 cash collateral held at broker for futures contracts as of September 30, 2024.
The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(15)	E-Mini Russell 2000 Index	$(1,686,900)	$(1,615,006)	12/20/24	$(71,894)	$(3,675)
(65)	E-Mini S&P 500 Index	(18,896,312)	(18,404,560)	12/20/24	(491,752)	(74,750)
Total Futures Contracts			$(20,019,566)		$(563,646)	$(78,425)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ- IV042 [0924] 1124 (4017971)    1